Leases - Summary of minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	₩ 1,543,420	₩ 1,239,000
Less than 1 year
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	513,245	371,521
1~2 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	439,678	320,603
2~3 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	322,125	251,720
3~4 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	189,375	147,134
4~5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	72,000	53,879
Later than 5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	₩ 6,997	₩ 94,143